Annual Operating Expenses {- Health Care Portfolio} - 02.28 VIP Sector Funds Initial Combo PRO-22 - Health Care Portfolio - VIP Health Care Portfolio-Initial VIP	Apr. 30, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.63%